Statements of Stockholders' Equity (Deficit) (CAD)	Common Stock	Shares of common stock issued to directors for cash at $0.01 per share on May 7, 2004	Private placement, common shares and warrants issued for cash at $1.00 per share on May 20, 2004	Private placement, common shares issued for cash at $10.00 per share on June 7, 2004	Private placement, common shares issued for cash at $0.90 per share on April 18, 2008	Contributed Surplus	Deficit Accumulated During the Exploration Stage	Total
Beginning balance at Apr. 01, 2004
Common stock issued (shares)		300,000	114,000	1,603
Common stock issued		3,000	114,000	16,030				133,030
Rounding due to reverse 100-for-1 stock split on October 17, 2011	32
Net loss for the period							(5,880)	(5,880)
Ending balance at Dec. 31, 2004	133,030						(5,880)	127,150
Ending balance (shares) at Dec. 31, 2004	415,635
Net loss for the period							(57,123)	(57,123)
Ending balance at Dec. 31, 2005	133,030						(63,003)	70,027
Ending balance (shares) at Dec. 31, 2005	415,635
Net loss for the period							(38,649)	(38,649)
Ending balance at Dec. 31, 2006	133,030						(101,652)	31,378
Beginning balance (shares) at Dec. 31, 2006	415,635
Exercise of stock options (shares)	30,000
Exercise of stock options	4,162,560					(3,811,800)		350,760
Stock-based compensation						3,876,878		3,876,878
Net loss for the period							(3,950,269)	(3,950,269)
Ending balance at Dec. 31, 2007	4,295,590					65,078	(4,051,921)	308,747
Ending balance (shares) at Dec. 31, 2007	445,635
Common stock issued (shares)					1,124
Common stock issued					101,365			101,365
Stock-based compensation						1,360,248		1,360,248
Net loss for the period							(1,433,874)	(1,433,874)
Ending balance at Dec. 31, 2008	4,396,955					1,425,326	(5,485,795)	336,486
Ending balance (shares) at Dec. 31, 2008	446,759
Stock-based compensation						1,310,504		1,310,504
Net loss for the period							(1,348,653)	(1,348,653)
Ending balance at Dec. 31, 2009	4,396,955					2,735,830	(6,834,448)	298,337
Beginning balance (shares) at Dec. 31, 2009	446,759
Common stock issued (shares)	15,000
Warrants exercised (shares)	6,000
Warrants exercised	60,000							60,000
Stock-based compensation						880,312		880,312
Net loss for the period							(940,265)	(940,265)
Ending balance at Dec. 31, 2010	4,456,955					3,616,142	(7,774,713)	298,384
Ending balance (shares) at Dec. 31, 2010	467,759
Cancellation of common stock	(15,000)
Stock-based compensation						622,364		622,364
Cumulative adjustment for transition from Canadian GAAP to U.S. GAAP, effective January 1, 2011						(31,151)	31,151
Net loss for the period							(793,120)	(793,120)
Ending balance at Dec. 31, 2011	4,456,955					4,207,355	(8,536,682)	127,628
Ending balance (shares) at Dec. 31, 2011	452,759